Horizons S&P 500 Covered Call ETF
Summary Information— Horizons S&P 500® Covered Call ETF
Investment Objective
The S&P 500 Covered Call ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the CBOE S&P 500 2% OTM BuyWrite Index.
Fund Fees and Expenses

The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares. These costs are not included in the expense example below.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Horizons S&P 500 Covered Call ETF Horizons S&P 500 Covered Call ETF
Management Fee	0.65%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, there is no intention to make such payments during the 12 months of operation from the date of this Prospectus. Accordingly, the Board of Trustees (the "Board") has determined that 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees will not be recoverable during any subsequent period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	Year 1	Year 3	Year 5	Year 10
Horizons S&P 500 Covered Call ETF | Horizons S&P 500 Covered Call ETF | USD ($)	66	208	362	810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs may affect the Fund’s performance. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. The Fund’s turnover rate from May 1, 2016 to April 30, 2017 (its prior fiscal year end) was 21% and from May 1, 2017 to October 31, 2017 (its current fiscal year end) was 8%.

Principal Investment Strategies of the Fund

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the CBOE S&P 500 2% OTM BuyWrite Index (the “Underlying Index”). S&P Dow Jones Indices LLC licenses the Underlying Index for the Fund to use. The Underlying Index is comprised of two parts: (1) all the equity securities in the S&P 500 Index (the “Reference Index”) in substantially similar weight as the Reference Index; and (2) short (written) call options on up to 100% of the S&P 500 Index. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a float-adjusted market capitalization weighted index containing equity securities of 500 industrial, information technology, utility and financial companies amongst other GICS® sectors, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option on that security in an attempt to generate more income. Each time the Fund writes a covered call option it receives a payment of money from the investor who buys the option from the Fund, which is called the premium. If the value of the Fund’s call option that it has written declines because of a decline in the value of the S&P 500 Index, the premium that the Fund received for writing the covered call option offsets this loss to some extent.

The premium paid by the buyer of the option provides income in addition to the security’s dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and a single out-of-the-money call option written on the S&P 500 Index. An “out-of-the-money” call option is a call option with a strike price that is higher than the market price of the underlying asset (in this case the market price of a share of the S&P 500 Index). When a call option is out-of-the-money, it is not in the holder’s economic interest to exercise the call option because he or she would receive a price of the S&P 500 Index share that is lower than the market price of the S&P 500 Index share. These options are written (sold) systematically on the monthly option writing date of the Underlying Index.

Generally, in return for the option premium, the Fund gives the purchaser of the call option either (1) the right to buy the security from the Fund at a specified exercise (or “strike”) price, or (2) the right to receive a cash payment equal to any positive difference between the value of the security and the exercise price on or before the expiration date of the option. The Fund writes options that are the second variety such that they give the option purchaser the right to receive a cash payment equal to any positive difference between the value of the security and the exercise price on the expiration date of the option. The Fund writes a single “out-of-the-money” call option, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. The out-of-the-money call option written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities.

A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums from the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments.

However, when the equity market is rallying rapidly the Underlying Index is expected to underperform the Reference Index.

There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of the S&P 500 Index and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of January 31, 2018, the S&P 500 Index included common stocks of 505 companies with a market capitalization range of between approximately $2.5 billion and $887.6 billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time-to-time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, Horizons ETFs Management (US) LLC (the “Adviser”). S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

Principal Risks of Investing in the Fund

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Reference Index and the Underlying Index concentrate in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Equity Risk. Equity risk is the risk that the value of the long equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk. In stressed In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares, potentially causing the market price of the Fund’s shares to deviate from their NAV.

Market Risk. Securities in the Reference Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Reference Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Passive Investment Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares in the Fund.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and Reference Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting http://us.horizonsetfs.com.

The Fund was reorganized on July 10, 2017 from the Horizons S&P 500® Covered Call ETF (“the Predecessor Fund”), a series of the Exchange Listed Funds Trust, into a series of Horizons ETF Trust I, a Delaware statutory trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information includes the performance of the Predecessor Fund, which was then advised by Exchange Traded Concepts, LLC and sub-advised by Horizons ETFs Management (USA) LLC.

Annual Total Returns — Calendar Year

Best Quarter:	5.53%	4Q ’15
Worst Quarter:	-5.56%	3Q ’15

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - Horizons S&P 500 Covered Call ETF	One Year		Since Inception		Inception Date
Horizons S&P 500 Covered Call ETF	16.48%		9.93%		Jun. 24, 2013
Horizons S&P 500 Covered Call ETF | After Taxes on Distributions	13.99%		7.88%		Jun. 24, 2013
Horizons S&P 500 Covered Call ETF | After Taxes on Distributions and Sales	9.39%		6.76%		Jun. 24, 2013
CBOE S&P 500 2% OTM BuyWrite Index	16.43%	[1]	9.61%	[1]	Jun. 24, 2013
S&P 500® Stock Covered Call Index	16.70%		9.67%		Jun. 24, 2013
S&P 500® Index	21.83%		14.48%		Jun. 24, 2013
[1]	The Fund has replaced the S&P 500® Stock Covered Call Index as its broad-based securities market index with the CBOE S&P 500 2% OTM BuyWrite Index to reflect the change in the Fund's Underlying Index and investment objective, which changed on or about December 14, 2017.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.